Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current
Profit sharing and bonuses	—	—
Performance bonus and operational targets	68,093	31,546
Total	68,093	31,546
Non-current
Profit sharing and bonuses	1,090	26,970
Severance indemnity payments	44,159	38,637
Total	45,249	65,607

Schedule of post employment benefit obligations

Reconciliation Changes in the benefit obligation	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	271	286	279
Current cost of service	—	—	—
Interest cost	14	12	12
Actuarial loss	(20)	54	180
Settlement	—	—	—
Benefits paid	—	(81)	(185)
Total	265	271	286

Reconciliation Changes in plan assets	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	5,537	5,382	4,982
Real return (loss) in the plan assets	242	236	585
Benefits paid	—	(81)	(185)
Settlement	—	—	—
Fair value of plan assets at the end of the year	5,779	5,537	5,382
Non-current-assets	5,515	5,266	5,095
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial income at the beginning of the year	200	249	59
Settlement	—	—	—
Gain	(14)	(49)	190
Adjustment to recognize the minimum pension obligation	186	200	249

Cost of service or benefits received during the year	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Financial cost	14	12	12
Real loss in plan assets	(277)	(231)	(214)
Settlement	—	—	—
Net periodic pension expenses	(263)	(219)	(202)

Schedule of staff severance indemnities
As of December 31, 2025, 2024 and 2023, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Opening balance	(38,637)	(43,578)	(34,899)
Current cost of service	(4,518)	(1,889)	(4,624)
Interest cost	(3,140)	(2,549)	(2,236)
Actuarial gain loss	(1,603)	3,149	(5,947)
Exchange rate difference	(3,442)	5,039	769
Benefits paid during the year	4,176	1,191	3,359
Transfers of obligations	3,005	—	—
Total	(44,159)	(38,637)	(43,578)

Schedule of employee Actuarial assumption rate
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023	Annual/Years
Mortality rate	RV - 2020/CB - 2020	RV - 2020/CB - 2020	RV - 2020/CB - 2020
Discount interest rate	5.53%	5.75%	5.32%
Inflation rate	3.00%	3.00%	3.00%
Voluntary retirement rate:
Men	3.24%	3.82%	3.82%	Annual
Women	3.24%	3.82%	3.82%	Annual
Salary increase	3.45%	4.01%	4.01%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Schedule of sensitivity analysis of assumptions
As of December 31, 2025, 2024 and 2023, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2025	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,685)	3,022
Employee turnover rate	(352)	394

Sensitivity analysis as of December 31, 2024	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,352)	2,647
Employee turnover rate	(309)	345

Sensitivity analysis as of December 31, 2023	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,575)	2,898
Employee turnover rate	(338)	378